Parent Only Financial Statements (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net cash used in operating activities	$ (366,226)	$ (588,441)	$ (617,891)
CASH - BEGINNING OF PERIOD	663,078	2,117,731	2,005,727
CASH - END OF PERIOD	304,955	663,078	2,117,731
Non-cash investing and financing activities:
Cancellation of common stock subject to repurchase	236,400
Relaxation of restricted cash	236,400
Parent [Member]
Net cash used in operating activities	(104)
CASH - BEGINNING OF PERIOD	104
CASH - END OF PERIOD
Non-cash investing and financing activities:
Cancellation of common stock subject to repurchase	236,400
Relaxation of restricted cash	$ 236,400